Satellites, Property and Other Equipment (Details) - CAD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Satellites, Property and Other Equipment [Abstract]
Primarily related to acquisitions associated	$ 152.6	$ 178.5